Document And Entity Information	Feb. 24, 2021
Document Information [Line Items]
Entity, Registrant Name	ModivCare Inc.
Document, Type	8-K
Document, Period End Date	Feb. 24, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34221
Entity, Tax Identification Number	86-0845127
Entity, Address, Address Line One	4700 South Syracuse Street, Suite 440
Entity, Address, City or Town	Denver
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80237
City Area Code	404
Local Phone Number	888-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MODV
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001220754